Long-Term Debt - Credit Facilities (Details) $ in Thousands			6 Months Ended	12 Months Ended
	Jul. 16, 2015 USD ($)	Jul. 15, 2015 USD ($)	Jul. 07, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Line Of Credit Facility [Line Items]
Number of credit facilities with reducing revolving credit component and term bank loan component, with balloon payments due at maturity between January 2016 and April 2019				2
Unused amount				$ 0
Line Of Credit Facility Interest Rate Description				six-month LIBOR
Oustanding balance of the loan facility				$ 1,400,094	$ 1,418,336
Gain on extinguishment of debt, net				3,208	0	$ 0
Current portion of long-term debt				319,560	228,492
Credit facility
Line Of Credit Facility [Line Items]
Fixed interest rate portion				32,132
Oustanding balance of the loan facility				80,690	91,245
Credit facility
Line Of Credit Facility [Line Items]
Oustanding balance of the loan facility				$ 72,810	$ 101,447
Revolving Credit Facility
Line Of Credit Facility [Line Items]
Number of open reducing credit facilities				5
Reducing revolving credit facilities periodic payment				semi-annual
Line Of Credit Facility Interest Rate Description				LIBOR
Minimum spread applied over LIBOR				1.02%
Maximum spread applied over LIBOR				5.19%
Revolving Credit Facility with term bank loan component | Minimum
Line Of Credit Facility [Line Items]
Maturity date				Jan. 31, 2016
Revolving Credit Facility with term bank loan component | Maximum
Line Of Credit Facility [Line Items]
Maturity date				Apr. 30, 2019
Vessels Socrates and Selecao
Line Of Credit Facility [Line Items]
Repayments Of Debt			$ 46,488
Oustanding balance of the loan facility			49,800
Gain on extinguishment of debt, net			3,208
Breakage cost			$ 104
Handysize tanker Delphi
Line Of Credit Facility [Line Items]
Repayments Of Debt		$ 5,271
Suezmax tanker Triathlon
Line Of Credit Facility [Line Items]
Repayments Of Debt	$ 17,923
Eurochampion and Euronike | Credit facility
Line Of Credit Facility [Line Items]
Current portion of long-term debt				$ 53,000